Provisions and other liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions and other liabilities	Provisions and other liabilities

(in €‘000)	December 31, 2024	December 31, 2023
Defined benefit provision
Current	37	37
Non-current	500	500
Total	537	537
Warranty provision
Current	249	218
Non-current	77	72
Total	326	290
Share-based payment provision
Current	—	16,677
Non-current	—	10,217
Total	—	26,894
Subsidy provision
Current	1,425	1,649
Non-current	4,899	924
Total	6,324	2,573
Other provisions
Current	62	62
Non-current	83	80
Total	145	142
Total provisions and other liabilities
Current	1,773	18,643
Non-current	5,559	11,793
Total	7,332	30,436
Defined benefit provision
Refer to Note 10.2 for details about the Group’s defined benefit plans in the Netherlands, Belgium and France.
Warranty provision
The Group generally offers its customers 24-month assurance type warranties for charging equipment sold to its customers. Management estimates the amount of the projected costs to repair or replace items under warranties if identified. These estimates are based on historical claims incurred to date and the estimate of costs of future claims. Therefore, the provision for warranty claims and its classification as current or non-current is based on historical information. As at December 31, 2024, this provision had a carrying amount of €326 thousand (December 31, 2023: €290 thousand).
Share-based payment provision
The total fair value of the share-based payment arrangement related to the Second Special Fees Agreement, as at December 31, 2024, is estimated at € nil (December 31, 2023: €26,894 thousand). The fair value of the share-based payment arrangement decreased to € nil as a result of securing the necessary financing through the convertible bond, which is out of scope for the Second Special Fees Agreement. Refer to Note 11.2 for details about the Group’s share-based payment provision related to the Second Special Fees Agreement and the movements in the provision over all reporting periods presented.
Subsidy provision
The Group receives government grants for the purchase of chargers and for incurred expenses for the development of the charging infrastructure. Government grants are recognized where there is reasonable assurance that the grant will be received and that the Group will comply with all attached conditions. .
Other provisions
Other provisions refer to jubilee provision and restructuring provision. Refer to Note 10.2 for details about the Group’s jubilee plan in the Netherlands and the movements in the provision over all reporting periods presented.
The carrying amount of the restructuring provision of €62 thousand (December 31, 2023: €62 thousand) recorded in the consolidated statement of financial position for the year ended December 31, 2024 is expected to be fully utilized in 2025.
Maturities of provisions
Maturities of total provisions as at December 31, 2024 are as follows:

(in €‘000)	Amounts due within one year	Amounts due between one and five years	Amounts due after five years	Total
Defined benefit provision	37	116	384	537
Warranty provision	249	77	—	326
Share-based payment provision	—	—	—	—
Subsidy provision	1,425	1,192	3,707	6,324
Other provision	62	—	83	145
Total	1,773	1,385	4,174	7,332